Financial instruments (FI) - Assets measured at fair value on recurring basis (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Assets
Cash and Due from Banks	SFr 318	SFr 89
Interest-bearing deposits with banks	0	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,927	83,565
Securities received as collateral	25,993	28,511
Trading assets	177,733	191,096
Investment securities	2,236	2,698
Other investments	3,577	4,227
Loans	20,831	20,820
Other intangible assets (mortgage servicing rights), at fair value	111	112
Other assets	13,439	25,626
Netting impact	(294,500)	(245,100)
Total assets at fair value, measured at net asset value per share	3,159
Recurring basis
Assets
Cash and Due from Banks	318	89
Interest-bearing deposits with banks		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,927	83,565
Securities received as collateral	25,993	28,511
Trading assets	177,733	191,096
Trading assets, measured at net asset value per share	1,770	1,685
Investment securities	2,236	2,698
Other investments	3,577	4,227
Other investments, measured at net asset value per share	1,394	2,168
Loans	20,831	20,820
Loans - of which commercial and industrial	11,923	11,546
Loans - of which financial institutions	5,359	5,831
Other intangible assets (mortgage servicing rights), at fair value	111	112
Other assets	13,439	25,626
Other assets - of which loans held-for-sale	9,222	21,146
Netting impact	(294,574)	(245,250)
Total assets at fair value	324,165	356,746
Total assets at fair value, measured at net asset value per share	3,164	3,853
Less other investments - equity at fair value attributable to noncontrolling interests	(296)	(601)
Less other investments - equity at fair value attributable to noncontrolling interests, measured at net asset value per share	(184)	(473)
Less assets consolidated under ASU 2009-17	(1,299)	(12,770)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	322,570	343,375
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework, measured at net asset value per share	2,980	3,380
Recurring basis | Private equity
Assets
Other investments	587	1,033
Other investments, measured at net asset value per share	580	1,033
Recurring basis | Private equity - of which equity funds
Assets
Other investments	227	428
Other investments, measured at net asset value per share	227	428
Recurring basis | Hedge funds
Assets
Other investments	274	295
Other investments, measured at net asset value per share	274	295
Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	238	260
Other investments, measured at net asset value per share	238	260
Recurring basis | Other equity investments
Assets
Other investments	1,028	1,228
Other investments, measured at net asset value per share	540	840
Recurring basis | Other equity investments - of which private
Assets
Other investments	1,024	1,219
Other investments, measured at net asset value per share	539	840
Recurring basis | Life finance instruments
Assets
Other investments	1,688	1,671
Recurring basis | Debt securities
Assets
Securities received as collateral	1,029	1,304
Trading assets	66,674	80,546
Investment securities	2,149	2,612
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	33,680	31,732
Investment securities	1,325	1,322
Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	451	261
Trading assets	14,036	17,524
Investment securities	279	281
Recurring basis | Debt securities | RMBS
Assets
Trading assets	14,622	23,116
Investment securities	515	750
Recurring basis | Debt securities | CMBS
Assets
Trading assets	2,007	4,139
Investment securities	29	259
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	2,223	3,615
Recurring basis | Equity securities
Assets
Securities received as collateral	24,964	27,207
Trading assets	69,895	71,102
Trading assets, measured at net asset value per share	1,770	1,685
Investment securities	87	86
Recurring basis | Derivative instruments
Assets
Trading assets	29,504	28,579
Netting impact	(293,409)	(244,239)
Recurring basis | Other
Assets
Trading assets	11,660	10,869
Recurring basis | Other assets
Assets
Netting impact	(1,165)	(1,011)
Level 1 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	25,380	27,952
Trading assets	101,858	96,942
Investment securities	1,327	1,324
Other investments	14	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	372	687
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	128,951	126,905
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	(1)	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	128,950	126,905
Level 1 | Recurring basis | Private equity
Assets
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets
Other investments	14	0
Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments	14	0
Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral	465	811
Trading assets	28,274	27,932
Investment securities	1,325	1,322
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	28,159	27,710
Investment securities	1,325	1,322
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0	0
Trading assets	34	13
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	0	0
Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral	24,915	27,141
Trading assets	63,722	64,351
Investment securities	2	2
Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	6,913	2,625
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	2,873	657
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	93	104
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	3,944	1,857
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0	0
Level 1 | Recurring basis | Other
Assets
Trading assets	2,949	2,034
Level 2 | Recurring basis
Assets
Cash and Due from Banks	318	89
Interest-bearing deposits with banks		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,627	83,407
Securities received as collateral	613	559
Trading assets	352,823	322,176
Investment securities	754	1,226
Other investments	65	25
Loans	11,840	11,870
Loans - of which commercial and industrial	6,086	5,811
Loans - of which financial institutions	3,736	4,102
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	11,394	18,863
Other assets - of which loans held-for-sale	6,823	14,378
Total assets at fair value	457,434	438,217
Less other investments - equity at fair value attributable to noncontrolling interests	0	(9)
Less assets consolidated under ASU 2009-17	(1,028)	(9,212)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	456,406	428,996
Level 2 | Recurring basis | Private equity
Assets
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Level 2 | Recurring basis | Other equity investments
Assets
Other investments	64	23
Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments	62	14
Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	1	2
Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral	564	493
Trading assets	33,944	48,050
Investment securities	669	1,142
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	5,213	3,737
Investment securities	0	0
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	451	261
Trading assets	11,713	15,765
Investment securities	279	281
Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	14,249	22,302
Investment securities	360	602
Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	1,950	3,924
Investment securities	29	259
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	794	2,317
Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral	49	66
Trading assets	4,066	4,195
Investment securities	85	84
Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	310,949	265,362
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	216,422	167,269
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	60,889	59,742
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	20,318	20,053
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	12,055	16,267
Level 2 | Recurring basis | Other
Assets
Trading assets	3,864	4,569
Level 3 | Recurring basis
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	300	158
Securities received as collateral	0	0
Trading assets	14,691	14,532
Investment securities	155	148
Other investments	2,104	2,034
Loans	8,991	8,950
Loans - of which commercial and industrial	5,837	5,735
Loans - of which financial institutions	1,623	1,729
Other intangible assets (mortgage servicing rights), at fair value	111	112
Other assets	2,838	7,087
Other assets - of which loans held-for-sale	2,399	6,768
Total assets at fair value	29,190	33,021
Less other investments - equity at fair value attributable to noncontrolling interests	(112)	(119)
Less assets consolidated under ASU 2009-17	(270)	(3,558)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	28,808	29,344
Level 3 | Recurring basis | Private equity
Assets
Other investments	7	0
Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0	0
Level 3 | Recurring basis | Hedge funds
Assets
Other investments	0	0
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0	0
Level 3 | Recurring basis | Other equity investments
Assets
Other investments	410	365
Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments	409	365
Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,687	1,669
Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral	0	0
Trading assets	4,456	4,564
Investment securities	155	148
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	308	285
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0	0
Trading assets	2,289	1,746
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	373	814
Investment securities	155	148
Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	57	215
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,429	1,298
Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral	0	0
Trading assets	337	871
Investment securities	0	0
Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	5,051	4,831
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	782	791
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	217	383
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	1,181	936
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	1,580	1,568
Level 3 | Recurring basis | Other
Assets
Trading assets	SFr 4,847	SFr 4,266